Summary of Significant Accounting Policies - Restricted cash (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Collateral for borrowings
Restricted cash
Restricted Cash	¥ 83,192	¥ 229,268
Frozen for a lawsuit
Restricted cash
Restricted Cash	4,990	556
Restricted deposit for bank facility in negotiation
Restricted cash
Restricted Cash	2,095
Restricted due to change of legal representative
Restricted cash
Restricted Cash	2,004
Held on behalf of home purchasers
Restricted cash
Restricted Cash	¥ 301	¥ 301